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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended:30 September 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Credit Suisse Asset Management Limited
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Beaufort House, 15 St Botolph Street, London, EC3A 7JJ
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David Collins           Director Legal & Compliance          ++ 44 207 426 2793
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ David Collins
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                   London, UK     18 October, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       N/A

Form 13F Information Table Entry Total:  ____160_______

Form 13F Information Table Value Total: $_____645,665
                                         (thousands)


List of Other Included Managers: None

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                                  ITEM 2    ITEM 3             ITEM 4         ITEM 5      ITEM 6
                                                                                                INV DISC         ITEM 7    ITEM 8
                                                                                                (a)SOLE                    VTNG AUTH
                                        TITLE     ISIN OR            FAIR           SHARES OR   (b)SHARED                  (a)SOLE
                                        OF        CUSIP              MARKET         PRINCIPAL      AS DEFINED              (b)SHARED
NAME OF ISSUER                          CLASS     NUMBER             VALUE          AMOUNT      (c)SHARED        MANAGER   (c)NONE
------------------------------------------------------------------------------------------------------------------------------------
